15. Income Taxes (Details)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
PRC	(501,808)	15,240,940	813,814	$ (82,893)
Cayman Islands	(6,662,406)	(15,253,126)	(26,337,315)	(1,100,551)
Loss before income tax	(7,164,214)	(12,186)	(25,523,501)	$ (1,183,444)